Goodwill and Other Intangible Assets	3 Months Ended
Mar. 27, 2021
Hman Group holdings Inc and subsidiaries
Indefinite-lived Intangible Assets [Line Items]
Goodwill and Other Intangible Assets

4.   Goodwill and Other Intangible Assets:

Goodwill amounts by reportable segment are summarized as follows:

	Goodwill at				Goodwill at
	December 26,				March 27,
	2020	Acquisitions	Dispositions	Other(1)	2021
Hardware and Protective Solutions	$565,578	$—	$—	$(124)	$565,454
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,686	—	—	602	30,288
Total	$816,200	$—	$—	$478	$816,678

(1)

The “Other” change to goodwill relates to adjustments resulting from fluctuations in foreign currency exchange rates for the Canada and Mexico reporting units.

Other intangibles, net, as of March 27, 2021 and December 26, 2020 consist of the following:

	Estimated
	Useful Life	March 27,	December 26,
	(Years)	2021	2020
Customer relationships	13 – 20	$942,131	$941,648
Trademarks – Indefinite	Indefinite	85,713	85,603
Trademarks – Other	7 – 15	26,400	26,400
Technology and patents	7 – 12	63,761	63,749
Intangible assets, gross		1,118,005	1,117,400
Less: Accumulated amortization		306,509	291,434
Other intangibles, net		$811,496	$825,966

The amortization expense for amortizable assets, including the adjustments resulting from fluctuations in foreign currency exchange rates for the thirteen weeks ended March 27, 2021 was $14,909.  Amortization expense for the thirteen weeks ended March 28, 2020 was $14,848.

The Company tests goodwill and indefinite-lived intangible assets for impairment annually in the fourth quarter. Impairment is also tested when events or changes in circumstances indicate that the carrying values of the assets may be greater than their fair values. During the thirteen weeks ended March 27, 2021 and the thirteen weeks ended March 28, 2020, the Company did not identify any triggering events that would result in an impairment analysis outside of the annual assessment.